Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$383,333	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$10,667	$—
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account – US Treasury securities	$291,525,100	$—	$—
Liabilities:
Derivative warrant liabilities – Public Warrants	$—	$191,667	$—
Derivative warrant liabilities – Private Placement Warrants	$—	$5,333	$—
Working capital loans – related party	$—	$100,800	$—